April 9, 2009

VIA EDGAR

The United States Securities and
   Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, D.C. 20549-0506

Re:          Guaranteed Term Options
Nationwide Life Insurance Company
SEC File No. 333-49112
CIK 0001127203

Dear Ms. Marquigny:

On behalf of the registrant, please accept this filing of Post-effective Amendment No. 11 to the Registration Statement on Form S-1 for the offering of guaranteed term options (GTOs) with a market value adjustment feature.

The purpose of this filing is to update references to the latest annual report on Form 10-K (filed on March 2, 2009; 1933 Act No. 002-64559), which is incorporated into the registration statement by reference.  Other changes have also been made with the intent of clarifying the disclosure.  These changes are noted in the electronic redlined copies.  The materiality of the disclosure changes is consistent with the materiality of changes that would be filed pursuant to Rule 485(b).

We respectfully request an effective date of May 1, 2009.  Please call me at (614) 677-2216 with your questions or comments.

Sincerely,

/s/ Holly J. Hunt

Holly J. Hunt
Senior Counsel
Nationwide Life Insurance Company

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